Annual Total Returns[BarChart] - Federated Hermes MDT Balanced Fund - R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.63%)	12.36%	22.12%	8.94%	(2.39%)	6.94%	14.12%	(2.86%)	19.01%	16.14%